Reserves (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure Of Reserves Abstract
Schedule of reserves

		Consolidated Group
	Notes	2023 A$	2022 A$
Foreign currency translation reserve	(a)
Opening balance at 1 July		143,780	192,233
Exchange differences arising from foreign operations		(23,010)	(48,453)
Closing balance at 30 June		120,770	143,780

Share option reserve	(b)
Opening balance at 1 July		5,021,974	3,603,916
Equity-settled employee benefits		1,774,645	3,758,700
Equity-settled supplier payments		146,236	899,992
Warrants		363,282	363,282
Closing balance at 30 June		2,284,163	5,021,974

Convertible note reserve
Opening balance at 1 July		140,721	-
Convertible notes issued		-	140,721
Transfer to retained earnings on historical conversion of notes		(140,721)	-
Closing balance at 30 June		-	140,721

Total reserves		2,404,933	5,306,475

(a)	Foreign currency translation reserve

Exchange differences relating to the translation of the results and net assets of the Group’s foreign operations from their functional currencies to the Group’s presentation currency (ie Australian dollars) are recognised directly in other comprehensive income and accumulated in the foreign currency translation reserve.

(b)	Share option reserve

The Company had issued share options to certain employees and suppliers. While these options have since expired unexercised, the value of the options at the date of issue are accumulated in the share option reserve. In addition, the Company has issued Performance Rights (refer to Note 30).